Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable [Line Items]
Accounts payable	$ 4,024,179	$ 6,741,181
Amount due to customers of Hong Kong brokerage business [Member]
Accounts Payable [Line Items]
Accounts payable	3,682,662	6,552,742
Amount due to sales agents [Member]
Accounts Payable [Line Items]
Accounts payable	120,340	112,555
Others [Member]
Accounts Payable [Line Items]
Accounts payable	$ 221,177	$ 75,884